Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

RELX PLC
CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2017 £m	No. of shares	2016 £m
At start of year	1,144,122,623	165	1,175,914,837	170
Issue of ordinary shares	2,019,483	–	1,907,786	–
Cancellation of shares	(22,460,000)	(3)	(33,700,000)	(5)
At end of year	1,123,682,106	162	1,144,122,623	165

RELX NV
CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2017 €m	No. of shares	2016 €m
At start of year	1,019,893,404	71	1,048,162,690	73
Issue of ordinary shares	2,067,694	–	1,730,714	–
Cancellation of shares	(22,000,000)	(1)	(30,000,000)	(2)
At end of year	999,961,098	70	1,019,893,404	71

		£m		£m
At end of year*		62		61

* The RELX NV sterling information has been translated using the exchange rates as disclosed in note 29 to the consolidated financial statements.

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2017 Shares in issue net of treasury shares (millions)	2016 Shares in issue net of treasury shares (millions)
RELX PLC
At start of period	1,144.1	(63.6)	1,080.5	1,106.6
Issue of ordinary shares	2.0	–	2.0	1.9
Repurchase of ordinary shares	–	(23.1)	(23.1)	(29.2)
Net release of shares by the Employee Benefit Trust	–	0.7	0.7	1.2
Cancellation of shares	(22.5)	22.5	–	–
At end of year	1,123.6	(63.5)	1,060.1	1,080.5
RELX NV
At start of period	1,019.9	(57.7)	962.2	985.3
Issue of ordinary shares	2.1	–	2.1	1.7
Repurchase of ordinary shares	–	(21.4)	(21.4)	(26.1)
Net release of shares by the Employee Benefit Trust	–	0.7	0.7	1.3
Cancellation of shares	(22.0)	22.0	–	–
At end of year	1,000.0	(56.4)	943.6	962.2

At end of period - RELX PLC and RELX NV	2,123.6	(119.9)	2,003.7	2,042.7